PROFIT GUARANTEES IN RELATION TO THE ACQUISITION	12 Months Ended
Dec. 31, 2022
Guarantees and Product Warranties [Abstract]
PROFIT GUARANTEES IN RELATION TO THE ACQUISITION

NOTE 28 — PROFIT GUARANTEES IN RELATION TO THE ACQUISITION

Think High Global Limited

On August 7, 2019, the Group completed the acquisition of 100% issued share capital of Think High Global Limited from Tycoon Partner Holding Limited, an independent third party, at a consideration of approximately HK$692,000,000 (approximately US$88,718,000). Pursuant to the acquisition agreement and supplemental agreements thereto, the vendor guaranteed to the Group that the audited consolidated profits after tax of Think High Global Limited and its subsidiaries for the period ending August 6, 2022 as follows:

	Guaranteed profit	Guaranteed profit	Guaranteed profit
Guaranteed period	HK$	US$	US$

For the period from August 7, 2019 to December 31, 2019	14,095,000	1,807,051	1,807,000
For the year ended December 31, 2020	35,000,000	4,487,179	4,487,000
For the year ending December 31, 2021	35,000,000	4,487,179	4,487,000
For the period from January 1, 2022 to August 6, 2022	20,905,000	2,680,128	2,680,000

Based on the financial results available to the Company, the consolidated net profits after tax of Think High Global Limited and its subsidiaries for the period from August 7, 2019 to December 31, 2019, year ended December 31, 2020, year ended December 31,2021 and for the period from January 1, 2022 to August 6, 2022 was approximately HK$20,838,000 (approximately US$2,672,000), HK$35,416,000 (approximately US$4,540,000), HK$38,407,000 (approximately US$4,924,000) and HK$53,976,000 (approximately US$6,920,000) respectively, which fulfilled to meet the profit guarantee to the Group. During the above profit guarantee periods, the guaranteed profit for this period, together with the period ended December 31, 2019, year ended December 31, 2020, year ended December 31, 2021 and period from January 1, 2022 to August 6, 2022, can be met.

Relevant subsidiaries of “Thai Gallery (HK) Limited”

On September 30, 2017, the Group completed the acquisition of 51% issued share capital of Thai Gallery (HK) Limited (“Thai Gallery HK”) from independent third-party vendors at a consideration of RMB19,380,000. Pursuant to the acquisition agreement and supplemental agreements thereto, the vendors guaranteed to the Group that the total audited net operating profit after tax of the target group (comprising Thai Gallery SH and Thai Gallery Italy, which were wholly-owned subsidiaries of Thai Gallery HK) for each of the three financial years ended/ending December 31, 2019, 2020 and 2021 shall be not less than RMB6,000,000, RMB7,000,000 and RMB8,000,000 respectively.

Based on the financial results available to the Company, the consolidated net operating profit after tax of the target group for the three years ended December 31, 2019, 2020 and 2021 were approximately RMB6 million, RMB7 million and RMB8 million, respectively, which fulfilled to meet the operating profits guaranteed to the Group for these two years. Thai Gallery Italy has closed down its restaurant in Italy during the year ended December 31, 2020.